UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23362

Thrivent Church Loan and Income Fund

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John D. Jackson

Assistant Secretary

Thrivent Church Loan and Income Fund

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments

CHURCH LOAN AND INCOME FUND

Schedule of Investments as of December 31, 2018

(unaudited)

Principal Amount	Church Loans (74.1%)[a]	Value
California (27.8%)
	Church Loan #200030850
$494,870	4.550%, 11/15/2033[b]	$498,885
	Church Loan #200031050
499,372	4.650%, 11/15/2038[b]	499,089
	Church Loan #200031180
1,245,000	5.050%, 1/1/2044[b]	1,245,631

	Total	2,243,605

Illinois (8.9%)
	Church Loan #200031070
708,715	4.500%, 11/15/2043[b]	716,732

	Total	716,732

Maryland (12.6%)
	Church Loan #200030760
1,017,000	5.500%, 1/1/2044[b]	1,014,598

	Total	1,014,598

Minnesota (12.8%)
	Church Loan #200031120
251,424	4.570%, 11/15/2032[b]	253,562
	Church Loan #200031121
253,903	4.440%, 11/15/2032[b]	255,879
	Church Loan #200031122
253,880	4.180%, 11/15/2032[b]	254,959
	Church Loan #200031290
262,500	5.000%, 1/15/2031[b]	262,950

	Total	1,027,350

Ohio (6.2%)
	Church Loan #200031030
495,386	5.300%, 11/15/2033[b]	496,135

	Total	496,135

Texas (5.8%)
	Church Loan #200031140
468,000	5.250%, 12/15/2033[b]	470,336

	Total	470,336

	Total Church Loans (cost $5,950,051)	5,968,756

Principal Amount	Long-Term Fixed Income (24.7%)	Value
Mortgage-Backed Securities (24.7%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,040,000	4.500%, 1/1/2049[c]	1,077,431
875,000	5.000%, 1/1/2049[c]	916,813

	Total	1,994,244

	Total Long-Term Fixed Income (cost $1,987,985)	1,994,244

Shares or Principal Amount	Short-Term Investments (24.8%)	Value
	Federal Home Loan Bank Discount Notes
1,365,000	2.100%, 1/2/2019[d]	1,365,000

Shares or Principal Amount	Short-Term Investments (24.8%)	Value
	Thrivent Core Short-Term Reserve Fund
63,418	2.670%	$634,178

	Total Short-Term Investments (cost $1,999,098)	1,999,178

	Total Investments (cost $9,937,134) 123.6%	$9,962,178

	Other Assets and Liabilities, Net (23.6%)	(1,902,554)

	Total Net Assets 100.0%	$8,059,624

a	The Church Loan Mortgagee has the right to repay the loan at any time. The Loans are generally considered to be illiquid due to the limited, if any, secondary market.
b	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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CHURCH LOAN AND INCOME FUND

Schedule of Investments as of December 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of December 31, 2018, in valuing Church Loan and Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Church Loans	5,968,756	–	–	5,968,756
Long-Term Fixed Income
Mortgage-Backed Securities	1,994,244	–	1,994,244	–
Short-Term Investments	1,365,000	–	1,365,000	–
Subtotal Investments in Securities	$9,328,000	$–	$3,359,244	$5,968,756

Other Investments *	Total
Affiliated Short-Term Investments	634,178
Subtotal Other Investments	$634,178

Total Investments at Value	$9,962,178

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended December 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Church Loan and Income Fund, is as follows:

Fund	Value 9/28/2018 (inception date)	Gross Purchases	Gross Sales	Shares Held at 12/31/2018	Value 12/31/2018	% of Net Assets
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.670%	$–	$1,068	$434	63	$634	7.9%
Total Affiliated Short-Term Investments	–				634	7.9
Total Value	$–				$634

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 9/28/2018 - 12/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.670%	$–	$–	$–	$3
Total Income from Affiliated Investments				$3
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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NOTES TO SCHEDULE OF INVESTMENTS

as of December 31, 2018

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

All church loan valuations are considered fair valuations due to the lack of observable market activity or independent market quotes. There are no market prices available for church loans. The Adviser has approved two methodologies for fair valuing church loans: a Market Approach or an Income Approach. The Market Approach utilizes a process that takes into consideration factors including principal amount, interest rate, term, credit quality of the borrower and credit spreads based on market observations. The Income Approach is utilized when it is probable that the church loan will become subject to foreclosure and takes into considerations factors including the estimated value of property security the loan, estimated cost of disposition fo the property and estimated time to dispose of the property loan. The Board may use a third party vendor to execute the daily valuation methodology or the committee may make a fair valuation determination.

The Board has delegated responsibility for daily valuation of the Fund’s securities to the Fund’s investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund’s valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Fund’s investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith pursuant to procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.

Additional information for the Fund’s policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund’s most recent prospectus.

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Item 2. Controls and Procedures

(a) Registrant’s principal executive and principal financial officers have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s principal executive and principal financial officers are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications of registrant’s principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: February 28, 2019	THRIVENT CHURCH LOAN AND INCOME FUND

	By:	/s/ David S. Royal
David S. Royal
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 28, 2019	By:	/s/ David S. Royal
David S. Royal
President (Principal Executive Officer)

Date: February 28, 2019	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer (Principal Financial Officer)